Summary of Significant Accounting Policies (Details) $ in Millions		12 Months Ended			24 Months Ended
	Oct. 28, 2016 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2007 USD ($)
Operations of Seaboard Corporation and its Subsidiaries
Percentage of ownership interest held by Seaboard Flour LLC and SFC Preferred LLC (Parent Companies)		76.00%			76.00%
Goodwill and Other Intangible Assets
Goodwill		$ 22	$ 19		$ 22
Impairment charges		0
Changes in the asset retirement obligation
Beginning balance		19	18		18
Accretion expense		2	1
Liability for additional lagoons placed in service		1
Ending balance		22	19	$ 18	$ 22
Cash and Cash Equivalents
Interest		30	29	17
Income taxes (net of refunds)		32	31	60
Supplemental Non-Cash Transactions
Non-cash, pay-in-kind interest income and accretion of discount recognized on a note receivable from an affiliate		$ 3	3	$ 17
Foreign Currency Transactions and Translation
Number of consolidated subsidiaries using local currency as their functional currency | item		4
Number of non-controlled, non-consolidated affiliates using local currency as their functional currency | item		11
Minimum
Principles of Consolidation and Investments in Affiliates
Time lag for reporting financial information		1 month
Property, Plant and Equipment
Useful Lives		3 years
Maximum
Principles of Consolidation and Investments in Affiliates
Time lag for reporting financial information		3 months
Property, Plant and Equipment
Useful Lives		30 years
Belarina
Supplemental Non-Cash Transactions
Acquisition of business, cash consideration	$ 0
Pork
Goodwill and Other Intangible Assets
Goodwill						$ 12
Increase in goodwill			6
Commodity Trading and Milling
Goodwill and Other Intangible Assets
Increase in goodwill		$ 3	$ 1
Commodity Trading and Milling | Belarina
Principles of Consolidation and Investments in Affiliates
Time lag for reporting financial information	3 months
Goodwill and Other Intangible Assets
Goodwill	$ 1
Supplemental Non-Cash Transactions
Acquisition of business, cash consideration	$ 0